November 5, 2010
VIA EDGAR AND HAND DELIVERY
Ms. Jennifer Gowetski
Senior Counsel
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, N.E.
Washington, D.C. 20549-6010

Re:	MCE Finance Limited Amendment No. 1 to Form F-4 Filed October 21, 2010 File No. 333-168823
Dear Ms. Gowetski:
          This letter sets forth the responses of MCE Finance Limited (the “Issuer”) and Melco Crown Entertainment Limited, MPEL International Limited, Melco Crown Gaming (Macau) Limited, MPEL Nominee One Limited, MPEL Investments Limited, Altira Hotel Limited, Altira Developments Limited, Melco Crown (COD) Hotels Limited, Melco Crown (COD) Developments Limited, Melco Crown (Cafe) Limited, Golden Future (Management Services) Limited, MPEL (Delaware) LLC, Melco Crown Hospitality and Services Limited, Melco Crown (COD) Retail Services Limited, Melco Crown (COD) Ventures Limited, COD Theatre Limited, Melco Crown COD (HR) Hotel Limited, Melco Crown COD (CT) Hotel Limited and Melco Crown COD (GH) Hotel Limited (collectively the “Guarantors”, and together with the Issuer, the “Company”) to the comments contained in your letter, dated November 4, 2010, relating to Amendment No. 1 to the Registration Statement on Form F-4 (the “Registration Statement”) of the Company filed with the Securities and Exchange Commission (the “Commission”) on October 21, 2010. The comments of the Commission are set forth in bold and italics and the responses of the Company are set forth in plain text immediately following each comment.
          The Company is filing, via EDGAR, Amendment No. 2 to the Registration Statement (“Amendment No. 2”). Enclosed with the paper copy of this letter are three copies of a blacklined version of Amendment No. 2, marked to show all changes from Amendment No. 1 filed with the Commission on October 21, 2010. Page references in the responses below are to the blacklined version of Amendment No. 2.
New York • Washington, D.C. • London • Paris • Frankfurt • Moscow • Hong Kong • Shanghai

General
1.	We note your response to comment 2 of our letter dated September 10, 2010. It is not clear from the materials provided which statements in your disclosure the documents are intended to support. Please provide documentation that clearly indicates which statement in your disclosure each supporting document is intended to support. If multiple supporting documents are intended to support one statement, please clarify.
          In response to the Staff’s comment, the Company is providing the Staff with a chart that clearly indicates which statement in the disclosure each supporting document is intended to support. Where multiple supporting documents are intended to support one statement, the Company has so clarified.
Management’s Discussion and Analysis .... Page 56
Liquidity and Capital Resources, page 70
2.	We note your response to comment 12 of our letter dated September 10, 2010. In response to our comment, you revised your disclosure to state that you intend to meet your liquidity needs using cash flow from operations, existing cash balances, availability under your City of Dreams Project Facility, remaining proceeds from your follow-on public offerings and additional financings. We further note your disclosure on page 84 that your earnings were insufficient to cover fixed charges and your disclosure on page 86 that you have significant debt coming due in the next one to three years. Please revise to discuss in more detail how you are planning to meet your liquidity needs in the next 12 months.
          In response to the Staff’s comment, the Company has revised the disclosure on page 89 as follows: “We have been able to meet our working capital needs, and we believe that we will be able to meet our working capital needs for the next 12 months. We plan to meet our liquidity needs in the next 12 months with our operating cash flow, existing cash balances which include approximately US$133.0 million of restricted cash to settle upcoming amortization payments on our City of Dreams Project Facility, possible additional financings, and availability under our City of Dreams Project Facility. The Company notes that it deleted the disclosure relating to “remaining proceeds from our follow-on public offering” because whatever proceeds are remaining are of an insignificant amount. The Company believes that the disclosure on page 74 regarding earnings insufficient to cover fixed charges and on page 76 regarding significant debt coming due adequately explains the Company’s liquidity needs for the next 12 months, and therefore has not revised such disclosure on pages 74 or 76.
Interest Rate Risk, page 87
3.	Please revise your disclosure in paragraph 2 to clarify the first sentence. We note your statement that “all of your borrowings are at floating rates as of

December 31, 2009.” You also state that “31% of your long-term debt was based on fixed rates” as of June 30, 2010. Please revise your disclosure to clarify or advise.
          In response to the Staff’s comment, the Company has revised the disclosure on page 94 as follows: “As of June 30, 2010, approximately 31% of our long-term debt was based on fixed rates due to the issuance of the Initial Notes in May 2010 and all of our borrowings were at floating rates as of December 31, 2009.”
Management, page 93
4.	Please provide disclosure regarding Ms. Palmer’s experience from January 2005 through April 2007.
          In response to the Staff’s comment, the Company has provided, on page 116, disclosure regarding Ms. Palmer’s experience from February 2005 to March 2007. The Company respectfully notes that the disclosure regarding Ms. Palmer’s experience for January 2005 and April 2007 has already been provided.
5.	Please provide disclosure regarding Ms. Cheung’s experience and Ms. Takahashi’s experience from 2005 through 2006.
          In response to the Staff’s comment, the Company has provided, on page 116, disclosure regarding the experience from 2005 through 2006 for Ms. Cheung and Ms. Takahashi.
Exhibit 5.2
6.	We note your response to comment 22 of our letter dated September 10, 2010. Please have counsel revise the opinion to clarify that the opinion may be relied upon by note holders and secondary purchasers.
          Counsel has clarified that the opinion may be relied upon by note holders and secondary purchasers.
7.	We note your response to comment 23 of our letter dated September 10, 2010. We reissue our comment. We note assumption 3 on page 6. Please revise to narrow the assumption and clarify that counsel is not assuming any of the material facts underlying the opinion.
          Counsel notes that assumption 3 on page 6 does not address any material facts underlying the opinion and confirms that all assumptions with respect to material facts underlying the opinion are set forth in Schedule 2.
8.	We note your response to comment 24 of our letter dated September 10, 2010. We reissue our comment in part. We note assumptions 10 and 15 on page 7 of the opinion. These assumptions assume facts that should be known or are readily ascertainable. Please have counsel provide a revised opinion that does not include these assumptions. Alternatively, please explain and more specifically support such assumptions.
          Counsel has revised the opinion to delete assumptions 10 and 15 on page 7 of the opinion.
9.	We note your response to comment 25 of our letter dated September 10, 2010. We reissue our comment. We refer to assumptions 2 and 9 on page 6 and assumptions 13 on page 7 of the opinion. These assumptions are not appropriate as, currently drafted, they related to the authority of the respective company or its officers. Please have counsel provide a revised opinion that limits the applicability of these assumptions. To the extent that counsels is not qualified to opine on matters related to non-Cayman Island entities, please revise to narrow the assumptions accordingly.
          Counsel has provide a revised opinion that limits the applicability of assumptions 2 and 9 on page 6 and assumption 13 on page 7. To the extent that counsel is not qualified to opine on matters related to non-Cayman Islands entities, it has revised the opinion to narrow such assumptions accordingly.
Exhibit 5.3
10.	We note your response to comment 26 of our letter dated September 10, 2010. In response to our comment, counsel revised paragraph 3(f) and 4(c) of the opinion. Please have counsel provide a revised opinion that omits assumptions regarding the governing law, the Registration Rights Agreement, the Guarantee and the Exchange Notes and the laws of the Cayman Islands. These assumptions are not appropriate as these items form the basis for whether the guarantees and the notes are binding obligations. Please clearly state that the guarantees and the notes are binding obligations.
          Counsel has revised the disclosure in paragraph 3(f)(i) as follows: “insofar as the laws of Macau are concerned, constitute binding obligations on the Company and the Subsidiary Guarantors” and omitted the assumptions regarding the governing law, the Registration Rights Agreement, the Guarantee, the Exchange Notes and the laws of the laws of the Cayman Islands.
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          If you have any questions regarding this letter, please do not hesitate to call Thomas M. Britt III at +852 2160 9830 or Danielle de Zorzi at +852 2160 9868.
Sincerely,
/s/ Thomas M. Britt III
Thomas M. Britt III

cc:	Lawrence (Yau Lung) Ho Melco Crown Entertainment Limited

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